Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS [Abstract]
2018	$ 35,988
2019	33,326
2020	71,454
2021	154,825
2022	1,414,638
2023 and thereafter	7,537
Total	$ 1,717,768	$ 1,675,415